Note 14 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14.	Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

The Company has entered into separate agreements to acquire fifteen LPG carriers which are currently under construction, ten of which are described in Notes 3 and 5 and the remaining five are described in Note 14 below. As of September 30, 2013, the Company has future outstanding commitments for installment payments for these agreements as follows:

September 30,	Amount
2014	85,522,600
2015	176,072,600
261,595,200

On September 11, 2013, the Company entered into a memorandum of agreement to acquire one LPG carrier under construction, which is scheduled to be delivered in the third quarter of 2015. The purchase price of this vessel amounts to $25,000,000 and an advance payment of $6,250,000 was paid on October 1, 2013.

On September 25, 2013, the Company entered into separate memoranda of agreement to acquire two LPG carriers under construction, which are each scheduled to be delivered in the second quarter of 2015. The total consideration of these vessels amounts to $39,000,000 and an advance payment of $9,750,000 was paid on October 10, 2013.

On September 27, 2013, the Company signed contracts with a Japanese shipbuilding yard for the construction of two LPG carriers, named, at an aggregate contract price of $35,000,000. The vessels are scheduled for delivery in the third quarter of 2015. The Company effected advance payments to the shipbuilding yard of $7,875,000 on October 30, 2013.

Future minimum contractual charter revenue, gross of commissions, based on vessels committed to non-cancellable, long-term time and bareboat charter contracts as of September 30, 2013, amount to $90,287,234 for the twelve months ending September 30, 2014, $42,306,739 for the twelve months ending September 30, 2015, $23,538,080 for the twelve months ending September 30, 2016 and $3,867,250 for the twelve months ending September 30, 2017. These amounts do not include any assumed off-hire. Of these amounts, $9,814,000 for the twelve months ending September 30, 2014, $9,814,000 for the twelve months ending September 30, 2015, $8,850,200 for the twelve months ending September 30, 2016 and $3,035,250 for the twelve months ending September 30, 2017 relate to time charter agreements with Emihar Petroleum Inc. discussed in Note 3.